J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Pacific Fund
(All Shares Classes)
(A series of JPMorgan Trust I)

Supplement dated February 18, 2014 to the Prospectus, Summary Prospectus
and Statement of Additional Information as dated above, and as supplemented

At a February 2014 Board meeting, the Board of Trustees of JPMorgan Trust I (the "Trust") approved a proposal concerning the JPMorgan Asia Pacific Fund (the "Fund"). The proposal will require shareholder approval before it is implemented as described below.

Change in industry concentration policy for the Fund
The Board of Trustees has approved, subject to shareholder approval, an amendment to the Fund's concentration policy to permit (but not require) the Fund to invest up to 35% of its total assets in the securities of issuers conducting their principal business activities in the same industry if, at the time of investment, that industry represents 20% or more of the Fund's benchmark index, the Morgan Stanley Capital International All Country Asia Pacific ex-Japan Index (net of foreign withholding taxes).

If approved by the shareholders, the new industry concentration policy would replace the existing policy, under which the Fund may not invest 25% or more of its total assets in the securities of one or more issuers primarily engaged in the same industry (excluding investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities). The proposed amendment to the Fund's concentration policy is intended to provide the Fund with greater flexibility to take advantage of investment opportunities in the Asia Pacific region.

Shareholders as of the record date will be asked to approve the change to the Fund's fundamental industry concentration policy (the "Proposal") at a special meeting of shareholders to take place on or about June 10, 2014. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal, and summarizing the Board's considerations in recommending that shareholders approve the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for the Fund by its shareholders, the new fundamental concentration policy will go into effect on the date approved by the shareholders. If the Proposal is not approved for the Fund, this change will not take effect.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE